Note 8 - Short-Term Investments	12 Months Ended
Dec. 31, 2013
Short-term Investments [Abstract]
Short Term Investments [Text Block]
8.	SHORT-TERM INVESTMENTS

The Group measured the held-to-maturity securities at amortized cost. As of December 31, 2012 and 2013, the Group's held-to-maturity securities consisted of trust fund and financial product issued by bank carried at amortized cost of $2,639,589 and nil, respectively. Gains from the held- to-maturity were recognized in the consolidated statement of operations for the year ended December 31, 2012 and 2013 were $367,520 and $4,234, respectively.

The Group measured the trading securities at fair value based on quoted market prices in an active market. As a result the Group has determined the valuation of its trading securities falls within Level 1of the fair value hierarchy. As of December 31, 2012 and 2013, the fair value of trading securities was nil and nil, respectively. Gains from the trading securities were recognized in the consolidated statement of operations for the years ended December 31, 2011, 2012 and 2013 were $266,705, $113,152 and nil, respectively.

The Group measured the available-for-sale securities at the fair value shown by the financial institution which the Group believes a Level 3 valuation.

The following table presents changes in level 3 available-for-sale securities measured on a recurring basis for the twelve-month period ended December 31, 2012 and 2013, respectively:

	December 31,
	2012	2013
Beginning balance	$923,582	$-
Purchases		81,664,295
Redemption	(916,228)	(81,824,078)
Realized gain(loss)	(45,567)	127,835
Unrealized loss	38,185	-
Exchange difference	28	31,948

Ending balance	$-	$-

The following table provides additional information on the realized gains of the sale of available-for-sale securities as of December 31, 2012 and 2013, respectively. For purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2013
	Proceeds	Costs	Gains	Exchange difference
Available-for-sale securities	$81,824,078	$81,664,295	$127,835	$31,948
Total	$81,824,078	$81,664,295	$127,835	$31,948

	Year ended December 31, 2012
	Proceeds	Costs	Losses	Exchange difference
Available-for-sale securities	$916,228	$952,411	$(45,567)	$9,384
Total	$916,228	$952,411	$(45,567)	$9,384

The fair values of trading securities and available-for-sale securities as measured, and held-to-maturity securities as disclosed are further discussed in Note 8.